CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
REVENUE
Revenue	$ 16,963,957	$ 18,425,312	$ 23,875,331
COST OF REVENUE
Total cost of revenue	12,392,482	13,726,491	16,253,591
GROSS PROFIT	4,571,475	4,698,821	7,621,740
OPERATING EXPENSES
Selling expenses	925,395	1,014,513	1,188,585
General and administrative expenses	2,512,566	2,116,248	3,176,599
Research and development expenses	223,136	250,344	302,479
Total operating expenses	3,661,097	3,381,105	4,667,663
INCOME FROM OPERATIONS	910,378	1,317,716	2,954,077
OTHER INCOME, NET
Interest income, net	10,575	17,508	27,190
Investment income	34,982	24,230	49,969
Other income, net	14,198	18,301	29,915
Total other income, net	59,755	60,039	107,074
INCOME BEFORE INCOME TAX PROVISION	970,133	1,377,755	3,061,151
PROVISION FOR INCOME TAXES	124,802	107,829	163,587
NET INCOME	845,331	1,269,926	2,897,564
Less: net income attributable to non-controlling interest	836,679	792,237	1,069,204
NET INCOME ATTRIBUTABLE TO ESHALLGO INC	8,652	477,689	1,828,360
COMPREHENSIVE INCOME (LOSS)
Net income	845,331	1,269,926	2,897,564
Foreign currency translation loss	(824,343)	(1,220,142)	476,007
Comprehensive loss	20,988	49,784	3,373,571
Less: Comprehensive loss attributable to non-controlling interest	538,925	362,261	1,332,370
COMPREHENSIVE LOSS ATTRIBUTABLE TO ESHALLGO INC	$ (517,937)	$ (312,477)	$ 2,041,201
Earnings per common share - basic	$ 0.00	$ 0.02	$ 0.09
Earnings per common share - diluted	$ 0.00	$ 0.02	$ 0.09
Weighted average shares - basic	20,402,808	20,133,521	20,000,000
Weighted average shares - diluted	20,402,808	20,133,521	20,000,000
Nonrelated party
REVENUE
Revenue	$ 16,479,101	$ 17,880,034	$ 22,949,843
COST OF REVENUE
Total cost of revenue	12,179,780	13,432,351	15,777,104
Related Party
REVENUE
Revenue	484,856	545,278	925,488
COST OF REVENUE
Total cost of revenue	$ 212,702	$ 294,140	$ 476,487